Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 03, 2023	Dec. 31, 2023	Dec. 31, 2022
Warrants [Line Items]
Expire term		5 years
Gross proceeds (in Dollars)	$ 2,000
Warrant [Member]
Warrants [Line Items]
Warrants issued		14,840,000
Public Warrants [Member]
Warrants [Line Items]
Warrants issued		13,800,000
Assumed warrants outstanding		12,524,392	12,526,392
Redemption of warrants (in Dollars per share)		$ 0.01
Prior written notice days		30 days
Sale of stock, price per share (in Dollars per share)		$ 18
Trading days		20 days
Consecutive trading days		30 days
Warrants exercised		2,000	1,273,608
Gross proceeds (in Dollars)		$ 10	$ 7,300
Private Warrants [Member]
Warrants [Line Items]
Warrants issued		350,000
Representative Warrants [Member]
Warrants [Line Items]
Warrants issued		690,000
Warrant Liabilities [Member]
Warrants [Line Items]
Ordinary share at a price (in Dollars per share)		$ 11.5
After the completion days		30 days
Warrant Liabilities [Member] | Private Warrants [Member]
Warrants [Line Items]
Expire term		3 years 10 months 24 days
Assumed warrants outstanding		350,000	350,000
Warrant Liabilities [Member] | Representative Warrants [Member]
Warrants [Line Items]
Expire term		9 years
Assumed warrants outstanding		690,000	690,000
Exercise price (in Dollars per share)		$ 12
Class B Ordinary Share [Member] | Warrant [Member]
Warrants [Line Items]
Ordinary share at a price (in Dollars per share)		11.5
Class B Ordinary Share [Member] | Warrant Liabilities [Member]
Warrants [Line Items]
Ordinary share at a price (in Dollars per share)		$ 12
Representative warrants		1